Leases (Details) - Schedule of components of lease expenses recorded in the statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of lease expenses recorded in the statements of comprehensive loss [Abstract]
Operating lease expenses	$ 405	$ 375	$ 388
Short-term lease expenses		27	16
Components of lease expenses, total	$ 405	$ 402	$ 404